Net income (loss) per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option [Member]
Earnings Per Share [Line Items]
Shares that anti-dilutive and excluded from the calculation of diluted net loss per share on weighted average basis	11,302,024	0
Series A Series B and Series C Preference Shares Convertible into Ordinary Shares [Member]
Earnings Per Share [Line Items]
Shares that anti-dilutive and excluded from the calculation of diluted net loss per share on weighted average basis	631,303,796	733,840,400